Investment Strategy	Jun. 20, 2025
Global Sustainable Listed Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies. A “listed infrastructure company” is a publicly traded company engaged in the development, operation, and management of infrastructure assets. Infrastructure assets include but are not limited to utilities (electric, gas, water), transportation infrastructure (airports, highways, railways, marine ports), energy infrastructure (renewable energy generation, oil and gas pipeline operators), and communications infrastructure (cell phone tower operators, data centers, other providers of telecommunication services).
The Fund invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The Fund also invests in real estate investment trusts (“REITs”) but only those REITs that are engaged in the development, operation, or management of infrastructure assets. In addition, under normal circumstances, the Fund holds investments tied economically to multiple countries and invests at least 40% of its net assets, measured at the time of purchase, in securities of issuers organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets, such as China.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. The Fund also concentrates its investments (invests more than 25% of its net assets) in securities in the utilities industry.
The sub-advisor initially identifies listed infrastructure companies and assesses them against the following three metrics: overall quality, valuation, and market perception. After it has assessed a potential investment against these three metrics, the sub-advisor assesses the remaining companies for their alignment with the United Nations Sustainable Development Goals (“SDGs”), a set of non-binding overarching policy objectives adopted by the United Nations. The sub-advisor applies these assessments to each potential investment (other than cash and cash equivalents).
The sub-advisor’s assessment of a company’s overall quality metric consists of assessments of several key measurements, which include, among others, a company’s financial condition; profitability and projected growth; management quality; market outlook; environmental, social, and governance practices; and infrastructure business quality, which covers the strength of a company’s regulatory relationships, the nature of its contractual and regulatory right to operate its assets, and the predictability and longevity of its cash flows.
The sub-advisor measures a company’s environmental, social and governance practices and potential for those practices to improve by, among other things, maintaining a proprietary ratings framework, supplemented by insights from third-party research providers and regular engagement with company management teams.
The sub-advisor’s valuation assessment involves the construction of discounted cash flow-based valuation models for potential investments. The sub-advisor’s market perception analysis seeks to identify companies whose fundamentals, in the sub-advisor’s opinion, are over- or underappreciated by other market participants.
Before selecting a company’s security for Fund investment, the sub-advisor also evaluates the company’s alignment with the SDGs generally but with a special emphasis on the following goals: clean water and sanitation; affordable and clean energy; decent work (e.g., economic and job security) and economic growth; industry (e.g., inclusive and sustainable industrial development), innovation, and infrastructure; sustainable cities and communities; and climate action. The sub-advisor’s assessments of a company’s overall quality (which includes an assessment of a company’s sustainability practices) and SDG alignment emphasize the topics that the sub-advisor believes to be financially material.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A “listed infrastructure company” is a publicly traded company engaged in the development, operation, and management of infrastructure assets. Infrastructure assets include but are not limited to utilities (electric, gas, water), transportation infrastructure (airports, highways, railways, marine ports), energy infrastructure (renewable energy generation, oil and gas pipeline operators), and communications infrastructure (cell phone tower operators, data centers, other providers of telecommunication services).
The sub-advisor initially identifies listed infrastructure companies and assesses them against the following three metrics: overall quality, valuation, and market perception. After it has assessed a potential investment against these three metrics, the sub-advisor assesses the remaining companies for their alignment with the United Nations Sustainable Development Goals (“SDGs”), a set of non-binding overarching policy objectives adopted by the United Nations. The sub-advisor applies these assessments to each potential investment (other than cash and cash equivalents).
The sub-advisor’s assessment of a company’s overall quality metric consists of assessments of several key measurements, which include, among others, a company’s financial condition; profitability and projected growth; management quality; market outlook; environmental, social, and governance practices; and infrastructure business quality, which covers the strength of a company’s regulatory relationships, the nature of its contractual and regulatory right to operate its assets, and the predictability and longevity of its cash flows.
The sub-advisor measures a company’s environmental, social and governance practices and potential for those practices to improve by, among other things, maintaining a proprietary ratings framework, supplemented by insights from third-party research providers and regular engagement with company management teams.
The sub-advisor’s valuation assessment involves the construction of discounted cash flow-based valuation models for potential investments. The sub-advisor’s market perception analysis seeks to identify companies whose fundamentals, in the sub-advisor’s opinion, are over- or underappreciated by other market participants.
Before selecting a company’s security for Fund investment, the sub-advisor also evaluates the company’s alignment with the SDGs generally but with a special emphasis on the following goals: clean water and sanitation; affordable and clean energy; decent work (e.g., economic and job security) and economic growth; industry (e.g., inclusive and sustainable industrial development), innovation, and infrastructure; sustainable cities and communities; and climate action. The sub-advisor’s assessments of a company’s overall quality (which includes an assessment of a company’s sustainability practices) and SDG alignment emphasize the topics that the sub-advisor believes to be financially material.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies.
Global Macro Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund provides long and short exposure to a broad spectrum of global assets (namely, derivatives that provide exposure to equities, currencies, fixed-income securities, and commodities) to profit from movement in the price of asset classes that are sensitive to macroeconomic conditions. There are generally no limits on these asset class exposures.
Under normal market conditions, the Fund will have investment exposure to at least three countries (excluding the United States) and combined exposure to foreign securities, foreign currencies, and other foreign investments equal to at least 40% of the Fund’s net assets. This foreign exposure includes sovereign debt and emerging market assets.
The Fund will generally not invest directly in securities as a principal investment strategy (other than U.S. government securities). It will, however, have exposure to securities by investing in derivatives. The fixed-income securities to which the Fund will have exposure, as a principal investment strategy and through derivative positions, is sovereign debt. There are generally no limitations on the maturity, duration, credit quality, or geographic concentrations (other than the “global” metric disclosed above) of the fixed-income assets to which the Fund will be exposed.

The derivatives in which the Fund primarily invests are futures, forward contracts, and swaps. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund invests in derivatives for various purposes, including to gain exposure to certain asset classes, to attempt to reduce risk, and to generate return. The Fund may invest in money market funds to provide collateral for certain derivative positions and other financial instruments.

The Fund takes long and short positions in derivative instruments. Short positions benefit from a decrease in price of the underlying instrument and lose value if the price of the underlying instrument increases. Long positions profit if the value of the instrument increases. Simultaneously maintaining long and short positions helps reduce the net exposure to general market movements. The Fund also takes relative value positions in an effort capitalize on price differences among securities in the same asset class.
In pursuing its investment strategies, the Fund, either directly or through its wholly owned subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”), invests in commodity-linked derivatives and in instruments such as cash and cash equivalents, and/or U.S. governments securities, either as investments or to serve as margin or collateral for derivative positions.
Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products, industrial metals, livestock, and precious metals. In pursuing certain commodity strategies, the Fund invests its assets in the Cayman Subsidiary to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies under the Internal Revenue Code of 1986. The Fund’s investment in its Cayman Subsidiary at any time will not exceed 25% of the Fund’s net assets.
The Fund intends to pursue a disciplined investment process that consists of the following elements, among others: return strategies that express long and short views across a range of assets and asset classes and are designed to identify both cross-sectional and macroeconomic mis-pricings (market value versus fundamental value) and risk premia (anticipated extra return for taking on a particular risk); a proprietary risk model that estimates market risk on traded assets; a proprietary optimization model that seeks to achieve risk-adjusted returns combining return strategies, risk estimates, and constraints; and a portfolio management team overseeing the process to help ensure investment views and implementation behave as desired.

In addition to these fundamental bottom-up analyses performed on potential portfolio investments, the Fund manager analyzes macroeconomic conditions when selecting potential investments. These macroeconomic conditions include, among others, inflation and growth expectations, interest rate levels and trends, and overall market sentiment. The Fund establishes long and short positions through a systematic investment process that incorporates a range of data inputs, including macroeconomic indicators and market-based data. The Fund’s quantitative models assess macroeconomic mis-pricings and associated risk premia to evaluate the relative attractiveness of various assets and asset classes. Based on the views generated from the systematic investment process, the Fund takes long positions in assets deemed attractive and short positions in assets deemed less attractive.